Employee Benefit Plans (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in Benefit Obligation
Interest cost	$ 269,000	$ 274,000	$ 808,000	$ 821,000
Actuarial loss	(172,000)	(88,000)	(514,000)	(265,000)
Change in Plan Assets
Employer contribution			1,300,000
Net periodic benefit cost (benefit)
Interest cost	269,000	274,000	808,000	821,000
Expected return on plan assets	(320,000)	(308,000)	(959,000)	(925,000)
Net periodic cost	121,000	54,000	363,000	161,000
Contributions
Required Contributions made			1,300,000
Other Employee Benefits
Maximum Employee contribution as percentage of base compensation					60.00%
Maximum employer matching contribution as percentage of the first 6% of base compensation that an employee contributes					6.00%
Percentage of base compensation matched by employer					50.00%
Matching contributions by employer					1,400,000	1,400,000	1,300,000
Insurance coverage for employee health care, per member per plan year					130,000
Insurance coverage for employee health care as percentage of expected claims per plan year					125.00%
Maximum liability for workers' compensation claim per individual					250,000
Maximum liability for automobile liability claims per accident					250,000
Defined benefit pension plan
Change in Benefit Obligation
Benefit obligations at beginning of Period				20,489,000	20,489,000	18,608,000
Interest cost					1,095,000	1,088,000	1,065,000
Actuarial loss					2,995,000	1,560,000
Benefits paid					(733,000)	(767,000)
Benefit obligation at end of period					23,846,000	20,489,000	18,608,000
Change in Plan Assets
Actual gain (loss) on plan assets					(260,000)	1,759,000
Benefits paid					(733,000)	(767,000)
Employer contribution					1,000,000	900,000	400,000
Funded Status
Funded status					(9,805,000)	(6,430,000)
Unrecognized net actuarial loss/Accumulated other comprehensive loss					11,365,000	7,230,000	6,365,000
Net amount recognized					1,560,000	800,000
Projected benefit obligation, accumulated obligation and fair value of pension plan assets
Projected benefit obligation					23,846,000	20,489,000	18,608,000
Accumulated benefit obligation (ABO)					23,846,000	20,489,000
Fair value of plan assets					14,041,000	14,059,000	12,202,000
ABO less fair value of plan assets					9,805,000	6,430,000
Amounts recognized in the consolidated balance sheets
Current Liabilities					1,595,000	975,000
Noncurrent Liabilities					8,210,000	5,455,000
Total Amount Recognized					9,805,000	6,430,000
Net periodic benefit cost (benefit)
Interest cost					1,095,000	1,088,000	1,065,000
Expected return on plan assets					(1,234,000)	(1,218,000)	(1,213,000)
Recognized net actuarial loss					353,000	154,000	12,000
Net periodic cost					214,000	24,000	(136,000)
Change in Accumulated Other Comprehensive Loss
Beginning of year				(7,230,000)	(7,230,000)	(6,365,000)
Net Actuarial losses					(4,488,000)	(1,019,000)
Amortization of net gains					353,000	154,000
End of year					(11,365,000)	(7,230,000)	(6,365,000)
Pension Plan Assets
Target Allocation (as a percent)					100.00%
Actual Allocation (as a percent)					100.00%	100.00%
Contributions
Required Contributions made					1,000,000	900,000	400,000
Expected contribution in 2012					1,600,000
Estimated Future Benefit Payments
2012					840,000
2013					860,000
2014					914,000
2015					954,000
2016					1,007,000
2017 to 2021					5,897,000
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate (as a percent)					4.67%	5.42%	5.92%
Expected return on assets (as a percent)					8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate (as a percent)					5.42%	5.92%	6.10%
Expected return on assets (as a percent)					8.00%	8.00%	8.00%
Defined benefit pension plan | Equity securities
Pension Plan Assets
Target Allocation (as a percent)					70.00%
Actual Allocation (as a percent)					73.00%	77.00%
Defined benefit pension plan | Equity securities | Level 1
Change in Plan Assets
Fair value of plan assets at end of year					10,205,000	10,769,000
Pension Plan Assets
Fair value of plan assets					10,205,000	10,769,000
Defined benefit pension plan | Debt Securities and Cash
Pension Plan Assets
Target Allocation (as a percent)					30.00%
Actual Allocation (as a percent)					27.00%	23.00%
Defined benefit pension plan | Debt Securities and Cash | Level 1
Change in Plan Assets
Fair value of plan assets at end of year					3,836,000	3,290,000
Pension Plan Assets
Fair value of plan assets					$ 3,836,000	$ 3,290,000